Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jan. 31, 2016
Other Comprehensive Income (Loss), Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
The following table provides changes in the composition of total accumulated other comprehensive income (loss) for fiscal 2016, 2015 and 2014:

(Amounts in millions and net of income taxes)	Currency Translation and Other	Net Investment Hedges	Cash Flow Hedges	Minimum Pension Liability	Total
Balances as of January 31, 2013	$(155)	$202	$129	$(763)	$(587)
Other comprehensive income (loss) before reclassifications	(2,844)	75	194	149	(2,426)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	13	4	17
Balances as of January 31, 2014	(2,999)	277	336	(610)	(2,996)
Other comprehensive income (loss) before reclassifications	(4,012)	379	(496)	(58)	(4,187)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	26	(11)	15
Balances as of January 31, 2015	(7,011)	656	(134)	(679)	(7,168)
Other comprehensive income (loss) before reclassifications	(4,679)	366	(217)	96	(4,434)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	15	(10)	5
Balances as of January 31, 2016	$(11,690)	$1,022	$(336)	$(593)	$(11,597)
Amounts reclassified from accumulated other comprehensive income (loss) for derivative instruments are recorded in interest, net, in the Company's Consolidated Statements of Income, and the amounts for the minimum pension liability are recorded in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income.